Schedule of investments
Optimum Small-Mid Cap Value Fund
June 30, 2021 (Unaudited)
	Number of shares	Value (US $)
Common Stock — 96.98%
Communication Services — 4.32%
AMC Networks Class A †	30,800	$2,057,440
Cars.com †	56,200	805,346
Entercom Communications †	206,300	889,153
Gray Television	65,200	1,525,680
John Wiley & Sons Class A	135,865	8,176,295
Lumen Technologies	93,300	1,267,947
Nexstar Media Group Class A	108,620	16,062,726
ViacomCBS Class B	37,200	1,681,440
		32,466,027
Consumer Discretionary — 9.05%
Aaron's	45,700	1,461,943
American Axle & Manufacturing Holdings †	114,200	1,181,970
BorgWarner	41,200	1,999,848
Brunswick	21,300	2,121,906
Capri Holdings †	15,000	857,850
Dick's Sporting Goods	47,100	4,718,949
Foot Locker	41,900	2,582,297
Goodyear Tire & Rubber †	70,000	1,200,500
H&R Block	40,400	948,592
Harley-Davidson	43,800	2,006,916
Haverty Furniture	43,900	1,877,164
Helen of Troy †	15,675	3,575,781
Kohl's	25,100	1,383,261
Lear	11,700	2,050,776
Lithia Motors Class A	36,031	12,381,693
Malibu Boats Class A †	19,500	1,429,935
MDC Holdings	54,648	2,765,189
Modine Manufacturing †	76,800	1,274,112
Nordstrom †	28,400	1,038,588
ODP †	29,100	1,397,091
Penske Automotive Group	28,619	2,160,448
PulteGroup	53,000	2,892,210
Qurate Retail Class A	97,500	1,276,275
Sally Beauty Holdings †	65,000	1,434,550
Shoe Carnival	200	14,318
Sleep Number †	14,600	1,605,270
Sonic Automotive Class A	53,300	2,384,642
Tenneco Class A †	26,400	510,048
Toll Brothers	49,500	2,861,595
Travel + Leisure	12,500	743,125
	Number of shares	Value (US $)
Common Stock (continued)
Consumer Discretionary (continued)
Whirlpool	17,600	$3,837,152
		67,973,994
Consumer Staples — 4.67%
Energizer Holdings	32,000	1,375,360
Hostess Brands †	613,671	9,935,334
Ingles Markets Class A	35,400	2,062,758
Ingredion	30,700	2,778,350
J M Smucker	25,500	3,304,035
Molson Coors Beverage Class B †	46,900	2,518,061
Nu Skin Enterprises Class A	16,800	951,720
Pilgrim's Pride †	76,400	1,694,552
Spectrum Brands Holdings	68,359	5,813,249
Sprouts Farmers Market †	92,100	2,288,685
Universal	25,300	1,441,341
Weis Markets	18,500	955,710
		35,119,155
Energy — 2.09%
Arch Resources †	10,300	586,894
HollyFrontier	49,600	1,631,840
Laredo Petroleum †	5,360	497,354
National Energy Services Reunited †	118,000	1,681,500
Pioneer Natural Resources	31,675	5,147,821
Southwestern Energy †	230,000	1,304,100
Viper Energy Partners	189,761	3,573,200
World Fuel Services	39,900	1,266,027
		15,688,736
Financials — 19.77%
Ally Financial	91,200	4,545,408
American Financial Group	27,780	3,464,722
Annaly Capital Management	209,800	1,863,024
Apollo Commercial Real Estate Finance	77,600	1,237,720
Ares Capital	85,300	1,671,027
Associated Banc-Corp	121,500	2,488,320
Assured Guaranty	34,400	1,633,312
Banco Latinoamericano de Comercio Exterior Class E	59,900	920,663
BankUnited	34,200	1,459,998
BGC Partners Class A	1,397,800	7,925,526

NQ-OPTSV [6/21] 8/21 (1750243)    1

Schedule of investments
Optimum Small-Mid Cap Value Fund (Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
Financials (continued)
Brightsphere Investment Group	84,400	$1,977,492
Cathay General Bancorp	33,600	1,322,496
CIT Group	6,900	355,971
Citizens Financial Group	63,200	2,898,984
CNA Financial	85,600	3,893,944
CNO Financial Group	144,200	3,406,004
Columbia Banking System	236,906	9,135,095
Customers Bancorp †	58,809	2,292,963
Essent Group	26,800	1,204,660
Everest Re Group	6,300	1,587,663
Federal Agricultural Mortgage Class C	15,400	1,523,060
First American Financial	38,200	2,381,770
First Busey	74,400	1,834,704
First Horizon	200,800	3,469,824
First Merchants	136,069	5,669,995
FS KKR Capital	57,750	1,242,203
Hancock Whitney	31,300	1,390,972
Hanmi Financial	56,800	1,082,608
Heritage Insurance Holdings	27,300	234,234
HomeStreet	39,900	1,625,526
Hope Bancorp	122,400	1,735,632
Lazard Class A	37,700	1,705,925
Lincoln National	33,300	2,092,572
MGIC Investment	107,200	1,457,920
New Mountain Finance	95,300	1,255,101
New Residential Investment	109,700	1,161,723
Oaktree Specialty Lending	4,294	28,727
OFG Bancorp	60,700	1,342,684
Pacific Premier Bancorp	151,645	6,413,067
PacWest Bancorp	464,534	19,120,219
Preferred Bank	20,500	1,297,035
Prospect Capital	160,841	1,349,456
Radian Group	69,500	1,546,375
Reinsurance Group of America	17,800	2,029,200
Santander Consumer USA Holdings	88,500	3,214,320
Starwood Property Trust	506,686	13,259,973
Synovus Financial	55,900	2,452,892
Umpqua Holdings	104,200	1,922,490
Universal Insurance Holdings	41,300	573,244
Unum Group	75,700	2,149,880
	Number of shares	Value (US $)
Common Stock (continued)
Financials (continued)
Victory Capital Holdings Class A	39,300	$1,268,997
Voya Financial	25,200	1,549,800
Zions Bancorp	74,400	3,932,784
		148,599,904
Healthcare — 4.69%
Catalyst Pharmaceuticals †	205,300	1,180,475
DaVita †	22,800	2,745,804
Hill-Rom Holdings	21,700	2,464,903
Innoviva †	86,900	1,165,329
Jazz Pharmaceuticals †	24,720	4,391,261
Lannett †	44,200	206,414
Owens & Minor	49,800	2,108,034
Quest Diagnostics	11,600	1,530,852
Select Medical Holdings	74,600	3,152,596
Syneos Health †	131,392	11,758,270
United Therapeutics †	10,700	1,919,687
Universal Health Services Class B	17,920	2,624,025
		35,247,650
Industrials — 15.57%
ABM Industries	22,900	1,015,615
ACCO Brands	146,000	1,259,980
Acuity Brands	13,900	2,599,717
Alaska Air Group †	24,800	1,495,688
Allison Transmission Holdings	55,500	2,205,570
Apogee Enterprises	36,200	1,474,426
ArcBest	27,300	1,588,587
Atkore †	107,948	7,664,308
Atlas Air Worldwide Holdings †	24,100	1,641,451
BWX Technologies	152,051	8,837,204
Colfax †	300,537	13,767,600
CoreCivic †	56,200	588,414
Covenant Logistics Group †	59,100	1,222,188
Crane	20,600	1,902,822
Deluxe	29,800	1,423,546
Ennis	45,800	985,616
Hawaiian Holdings †	45,300	1,103,961
Herman Miller	46,400	2,187,296
Hillenbrand	31,174	1,374,150
Huntington Ingalls Industries	12,300	2,592,225
JetBlue Airways †	84,600	1,419,588
Kaman	104,600	5,271,840

2    NQ-OPTSV [6/21] 8/21 (1750243)

(Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
Industrials (continued)
KAR Auction Services †	523,245	$9,182,950
ManpowerGroup	26,300	3,127,333
MasTec †	18,400	1,952,240
Moog Class A	24,000	2,017,440
Oshkosh	24,800	3,091,072
Owens Corning	22,400	2,192,960
Primoris Services	66,384	1,953,681
Snap-on	9,300	2,077,899
Teledyne Technologies †	13,876	5,811,685
Textron	33,800	2,324,426
Timken	37,000	2,981,830
Trinity Industries	173,359	4,661,624
Triton International	43,700	2,287,258
XPO Logistics †	69,269	9,690,040
		116,974,230
Information Technology — 14.45%
ACI Worldwide †	273,678	10,164,401
Amdocs	31,400	2,429,104
Amkor Technology	102,600	2,428,542
Arrow Electronics †	18,700	2,128,621
Avaya Holdings †	47,400	1,275,060
BM Technologies =, †	9,050	112,582
Ciena †	26,900	1,530,341
Cirrus Logic †	10,400	885,248
Cognyte Software †	150,418	3,685,241
Concentrix †	8,900	1,431,120
CSG Systems International	18,200	858,676
Diodes †	10,500	837,585
Ebix	33,273	1,127,955
Euronet Worldwide †	44,424	6,012,788
J2 Global †	160,248	22,042,112
Jabil	74,000	4,300,880
Juniper Networks	67,300	1,840,655
Methode Electronics	37,800	1,860,138
NCR †	67,500	3,078,675
NetApp	32,700	2,675,514
NETGEAR †	23,600	904,352
OSI Systems †	3,400	345,576
Sanmina †	59,300	2,310,328
Seagate Technology Holdings	17,100	1,503,603
Silicon Motion Technology ADR	220,655	14,143,986
Sykes Enterprises †	45,700	2,454,090
SYNNEX	20,400	2,483,904
TTM Technologies †	84,100	1,202,630
Ultra Clean Holdings †	38,400	2,062,848
Verint Systems †	174,714	7,874,360
	Number of shares	Value (US $)
Common Stock (continued)
Information Technology (continued)
Western Union	51,400	$1,180,658
Xerox Holdings	61,300	1,439,937
		108,611,510
Materials — 11.31%
Arconic †	9,000	320,580
Ashland Global Holdings	104,697	9,160,988
Axalta Coating Systems †	358,496	10,930,543
Berry Global Group †	42,300	2,758,806
Cabot	38,000	2,163,340
Celanese	14,200	2,152,720
Chemours	49,500	1,722,600
Domtar †	32,500	1,786,200
Eastman Chemical	19,400	2,264,950
FMC	131,800	14,260,760
Greif Class A	34,400	2,082,920
Huntsman	70,700	1,874,964
Mosaic	59,100	1,885,881
O-I Glass †	59,800	976,534
Reliance Steel & Aluminum	21,500	3,244,350
Schweitzer-Mauduit International	32,700	1,320,426
Silgan Holdings	396,464	16,453,256
Steel Dynamics	57,300	3,415,080
Trinseo	22,200	1,328,448
Valvoline	71,400	2,317,644
Westrock	48,000	2,554,560
		84,975,550
Real Estate — 9.37%
American Assets Trust	37,200	1,387,188
Apple Hospitality REIT	68,979	1,052,620
Brixmor Property Group	108,900	2,492,721
CareTrust REIT	57,900	1,345,017
City Office REIT	93,700	1,164,691
Diversified Healthcare Trust	123,300	515,394
Franklin Street Properties	93,612	492,399
Gaming and Leisure Properties	310,133	14,368,462
Howard Hughes †	84,200	8,206,132
Industrial Logistics Properties Trust	63,789	1,667,444
Kite Realty Group Trust	80,900	1,780,609
Medical Properties Trust	600,388	12,067,799

NQ-OPTSV [6/21] 8/21 (1750243)    3

Schedule of investments
Optimum Small-Mid Cap Value Fund (Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
Real Estate (continued)
National Health Investors	20,100	$1,347,705
Newmark Group Class A	521,314	6,260,981
Office Properties Income Trust	45,688	1,339,115
Omega Healthcare Investors	39,200	1,422,568
Piedmont Office Realty Trust Class A	78,300	1,446,201
Preferred Apartment Communities Class A	72,100	702,975
Retail Properties of America Class A	73,900	846,155
Retail Value	5,741	124,867
RPT Realty	104,000	1,349,920
Sabra Health Care REIT	112,200	2,042,040
Service Properties Trust	104,300	1,314,180
Summit Hotel Properties †	63,000	587,790
Tanger Factory Outlet Centers	61,400	1,157,390
VEREIT	61,580	2,828,369
Xenia Hotels & Resorts †	60,500	1,133,165
		70,443,897
Utilities — 1.69%
MDU Resources Group	75,400	2,363,036
National Fuel Gas	55,200	2,884,200
NRG Energy	64,400	2,595,320
UGI	45,200	2,093,212
Vistra	148,900	2,762,095
		12,697,863
Total Common Stock (cost $558,737,665)		728,798,516

Limited Partnerships — 0.37%
Rattler Midstream	253,600	2,769,312
Total Limited Partnerships (cost $1,679,739)		2,769,312

	Number of shares	Value (US $)

Short-Term Investments — 2.51%
Money Market Mutual Funds — 2.51%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.03%)	4,713,034	$4,713,034
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	4,713,034	4,713,034
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.02%)	4,713,033	4,713,033
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	4,713,033	4,713,033
Total Short-Term Investments (cost $18,852,134)		18,852,134

Total Value of Securities—99.86% (cost $579,269,538)		750,419,962
Receivables and Other Assets Net of Liabilities—0.14%		1,053,169
Net Assets Applicable to 45,508,287 Shares Outstanding—100.00%		$751,473,131
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
Summary of abbreviations:
ADR – American Depositary Receipt
GS – Goldman Sachs
REIT – Real Estate Investment Trust

4    NQ-OPTSV [6/21] 8/21 (1750243)